Commitments and Contingencies - Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity of lease liabilities
2022 (remaining 6 months)	$ 108,773	$ 143,004
2023	217,545	143,004
2024	123,077	71,502
Total lease liabilities	449,395	357,510
Less imputed interest	(36,116)	(34,454)
Present value of operating lease liability as of June 30, 2022	413,279	323,056
Lease liability—current	191,400	121,552	$ 0
Lease liability—noncurrent	221,879	201,504	$ 0
Operating lease liability	$ 413,279	$ 323,056